Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2021	2022
Unearned revenue	28,325	30,991
Accrued off-hire	1,768	1,800
Accrued purchases	3,273	4,096
Accrued interest	9,180	12,838
Other accruals	7,625	7,541
Total	50,171	57,266